CONCENTRATIONS (Details 1) (Accounts Receivable [Member])	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Customer A [Member]
Concentration Risk, Percentage	66.40%	67.60%
Customer B [Member]
Concentration Risk, Percentage	0.00%	1.80%